As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Capital LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 3.9%
5,000,000	Anchorage Capital Ltd., Series 2013-1A-A1	1.47%	# ^	07/13/2025	4,971,000
1,351,071	ARES Ltd., Series 2007-12A-E	6.02%	# ^	11/25/2020	1,323,812
2,989,751	Babson Ltd., Series 2005-2A-D1	4.78%	# ^	07/20/2019	2,910,687
7,000,000	BlueMountain Ltd., Series 2012-2A-E	5.37%	# ^	11/20/2024	6,590,903
6,000,000	Canyon Capital Ltd, Series 2012-1A-C	3.08%	# ^	01/15/2024	5,933,773
5,000,000	Canyon Capital Ltd., Series 2012-1A-D	4.58%	# ^	01/15/2024	4,974,388
3,000,000	Carlyle Global Market Strategies Ltd., Series 2012-1A-D	4.43%	# ^	04/20/2022	2,961,232
4,750,000	Cent LP, Series 2013-18A-D	3.83%	# ^	07/23/2025	4,483,753
8,500,000	Cent LP, Series 2013-18A-E	4.88%	# ^	07/23/2025	7,572,958
7,500,000	Dryden Senior Loan Fund, Series 2013-28A-A3L	2.98%	# ^	08/15/2025	7,500,000
2,000,000	Flatiron Ltd., Series 2012-1X-D	5.78%	#	10/25/2024	1,897,050
2,500,000	Four Corners Ltd., Series 2006-3A-D	1.78%	# ^	07/22/2020	2,380,588
1,000,000	Galaxy Ltd., Series 2012-14A-D	4.68%	# ^	11/15/2024	989,303
2,750,000	Galaxy Ltd., Series 2012-14X-E	5.68%	#	11/15/2024	2,628,044
6,050,000	ING Ltd., Series 2012-2A-D	4.83%	# ^	10/15/2022	6,097,845
4,500,000	Magnetite Ltd., Series 2012-7A-D	5.53%	# ^	01/15/2025	4,256,977
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.62%	# ^	07/17/2025	1,857,200
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.77%	# ^	07/17/2025	8,170,001
1,000,000	Venture Ltd., Series 2012-10A-D	4.48%	# ^	07/20/2022	978,679
3,000,000	Venture Ltd., Series 2012-12A-E	5.57%	# ^	02/28/2024	2,821,996
4,000,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.52%	# ^	02/03/2025	3,908,323
3,000,000	Wind River Ltd., Series 2005-2A-C	2.03%	# ^	10/19/2017	3,029,991
Total Collateralized Loan Obligations (Cost $90,525,791)					88,238,503

Foreign Corporate Bonds - 60.1%
22,000,000	Aeropuertos Dominicanos	9.25%	†	11/13/2019	22,165,000
14,595,000	AES Andres Dominicana Ltd.	9.50%	†	11/12/2020	15,470,700
8,000,000	AES El Salvador Trust	6.75%	^ †	03/28/2023	7,850,000
8,000,000	AES El Salvador Trust	6.75%	†	03/28/2023	7,850,000
3,069,000	Agrokor D.D.	8.88%		02/01/2020	3,250,071
1,430,000	Ajecorp B.V.	6.50%		05/14/2022	1,462,890
16,000,000	Alfa Bond Issuance	7.50%	†	09/26/2019	16,400,000
1,712,000	Alpek S.A. de C.V.	4.50%		11/20/2022	1,652,080
8,000,000	ALROSA Finance S.A.	7.75%	†	11/03/2020	8,600,000
18,732,000	Automotores Gildemeister S.A.	8.25%	†	05/24/2021	17,420,760
11,500,000	Automotores Gildemeister S.A.	6.75%	†	01/15/2023	9,832,500
24,000,000	Avianca Holdings S.A.	8.38%	^ †	05/10/2020	25,020,000
6,735,000	Banco ABC Brasil S.A.	7.88%	†	04/08/2020	7,105,425
10,000,000	Banco Bradesco S.A.	5.90%		01/16/2021	10,225,000
19,050,000	Banco Davivienda S.A.	5.88%	†	07/09/2022	18,907,125
12,702,000	Banco de Bogota S.A.	5.38%	†	02/19/2023	12,447,960
3,000,000	Banco de Credito del Peru	4.25%		04/01/2023	2,782,500
10,000,000	Banco de Credito del Peru	6.88%	#	09/16/2026	10,775,000
18,999,000	Banco de Credito del Peru	6.13%	#†	04/24/2027	19,331,483
12,265,000	Banco de Reservas de la Republica Dominicana	7.00%	^ †	02/01/2023	12,326,325
15,700,000	Banco de Reservas de la Republica Dominicana	7.00%	†	02/01/2023	15,778,500
40,000,000	Banco do Brasil S.A.	9.25%	#†	04/15/2050	43,699,999
6,522,000	Banco do Estado do Rio Grande do Sul S.A.	7.38%	†	02/02/2022	6,750,270
1,500,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	1,567,500
6,000,000	Bancolombia S.A.	5.13%		09/11/2022	5,685,000
19,746,000	Bancolombia S.A.	5.13%	†	09/11/2022	18,906,795
6,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	5,865,000
3,500,000	BBVA Bancomer S.A.	7.25%		04/22/2020	3,832,500
10,000,000	BBVA Bancomer S.A.	6.50%		03/10/2021	10,550,000
4,756,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	4,744,110
1,000,000	Bertin Finance Ltd.	10.25%		10/05/2016	1,077,500
2,000,000	Bio Pappel SAV de CV	7.00%	#	08/27/2016	1,975,000
18,318,000	BR Malls International Finance Ltd.	8.50%	†	04/21/2049	18,386,693
3,750,000	BW Group Ltd.	6.63%		06/28/2017	3,768,750
19,000,000	Cemex Espana	9.25%	†	05/12/2020	20,140,000
22,000,000	Cemex Finance LLC	9.38%	†	10/12/2022	24,090,000
8,000,000	Central American Bottling Corporation	6.75%	^ †	02/09/2022	8,440,000
9,700,000	Cia Minera Milpo S.A.A.	4.63%		03/28/2023	8,875,500
5,000,000	Colombia Telecomunicaciones S.A.	5.38%	^ †	09/27/2022	4,737,500
11,000,000	Colombia Telecomunicaciones S.A.	5.38%	†	09/27/2022	10,422,500
250,000	Continental Banco Trust	7.38%	#	10/07/2040	256,875
26,858,000	CorpGroup Banking S.A.	6.75%	†	03/15/2023	27,180,913
2,180,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	2,180,436
20,495,000	Corporacion Pesquera Inca S.A.C.	9.00%	†	02/10/2017	21,724,700
11,340,000	Cosan Overseas Ltd.	8.25%	†	11/05/2010	11,765,250
32,000,000	Digicel Group Ltd.	8.25%	†	09/30/2020	33,280,000
5,000,000	Digicel Group Ltd.	6.00%	†	04/15/2021	4,737,500
4,354,000	Digicel Group Ltd.	7.00%		02/15/2020	4,419,310
5,000,000	EGE Haina Finance Company	9.50%		04/26/2017	5,162,500
450,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	468,000
1,500,000	ESAL GmbH	6.25%		02/05/2023	1,377,000
3,900,000	ESAL GmbH	6.25%	^	02/05/2023	3,580,200
14,000,000	Eurasia Capital S.A.	9.38%	#†	04/24/2020	14,245,000
24,298,000	Evraz Group S.A.	9.50%	†	04/24/2018	25,877,370
6,000,000	Evraz Group S.A.	6.50%	†	04/22/2020	5,415,000
15,782,000	Far East Capital Ltd. S.A.	8.75%	^ †	05/02/2020	14,519,440
5,000,000	Far East Capital Ltd. S.A.	8.75%	†	05/02/2020	4,600,000
1,300,000	Ferrycorp S.A.A.	4.88%		04/26/2020	1,231,750
1,000,000	Gazprombank OJSC	7.25%		05/03/2019	1,047,910
32,498,000	Gazprombank OJSC	7.88%	#†	04/25/2049	32,660,490
18,000,000	Gaz Capital S.A.	4.95%	†	02/06/2028	15,570,000
11,228,000	Geopark Latin America Ltd.	7.50%	†	02/11/2020	11,592,910
12,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	11,310,000
22,215,000	Grupo Elektra SAB de CV	7.25%	†	08/06/2018	22,770,375
10,000,000	Grupo Famsa SAB de CV	7.25%	^ †	06/01/2020	9,750,000
6,092,000	Grupo KUO S.A.B. de C.V.	6.25%		12/04/2022	6,251,915
21,707,000	Grupo Papelero Scribe, S.A.	8.88%	†	04/07/2020	20,947,255
21,000,000	Grupo Posadas S.A.B de C.V	7.88%	†	11/30/2017	21,315,000
12,549,000	Hutchison Whampoa International Ltd.	6.00%	#†	11/07/2050	13,050,960
10,061,000	Industrial Senior Trust	5.50%	†	11/01/2022	9,507,645
3,090,000	Inkia Energy Ltd.	8.38%		04/04/2021	3,306,300
3,050,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	3,225,375
15,000,000	Instituto Costarricense de Electricidad	6.38%	^ †	05/15/2043	13,631,250
8,000,000	Intelsat Ltd.	7.75%	^ †	06/01/2021	8,110,000
6,500,000	Itau Unibanco Holding S.A.	6.20%	†	12/21/2021	6,613,750
17,300,000	JBS Finance Ltd.	8.25%	†	01/29/2018	17,732,500
3,650,000	JBS LLC	7.25%		06/01/2021	3,668,250
3,000,000	Lukoil International Finance B.V.	4.56%		04/24/2023	2,797,500
2,945,000	Maestro Peru S.A.	6.75%		09/26/2019	2,959,725
2,300,000	Magnesita Finance Ltd.	8.63%		04/05/2049	2,305,750
4,020,000	Metalsa S.A. de C.V.	4.90%		04/24/2023	3,819,000
3,300,000	Mexichem S.A.B. de C.V.	4.88%		09/19/2022	3,324,750
7,500,000	Millicom International Cellular S.A.	4.75%	^ †	05/22/2020	7,145,700
990,000	Minerva Luxembourg S.A.	12.25%		02/10/2022	1,188,000
33,679,000	Minerva Luxembourg S.A.	7.75%	†	01/31/2023	33,594,803
15,000,000	Nitrogenmuvek Zrt	7.88%	^ †	05/21/2020	14,137,500
4,500,000	Noble Group Ltd.	6.63%		08/05/2020	4,511,250
36,000,000	Noble Group Ltd.	8.50%	†	05/01/2050	34,895,952
25,000,000	Nomos Bank	10.00%	†	04/26/2019	26,062,500
29,000,000	OAS Financial Ltd.	8.88%	# ^ †	04/25/2018	27,767,500
25,993,000	Odebrecht Finance Ltd.	7.13%	†	06/26/2042	25,343,175
32,205,000	Pacific Rubiales Energy Corporation	7.25%	†	12/12/2021	34,217,812
13,250,000	Pesquera Exalmar S.A.A.	7.38%	†	01/31/2020	12,388,750
2,000,000	Polyus Gold International Ltd.	5.63%	^	04/29/2020	1,945,000
3,000,000	Sberbank of Russia	5.72%		06/16/2021	3,065,625
830,000	Scotiabank Peru S.A.	4.50%	#	12/13/2027	749,075
9,000,000	Sistema International Funding S.A.	6.95%	†	05/17/2019	9,360,000
23,022,000	SMU S.A.	7.75%	†	02/08/2020	20,950,020
23,000,000	Southern Copper Corporation	6.75%	†	04/16/2040	22,843,784
2,000,000	Southern Copper Corporation	5.25%		11/08/2042	1,651,158
15,350,000	Steel Capital S.A.	5.90%	†	10/17/2022	14,083,625
9,000,000	Steel Funding Ltd.	4.95%		09/26/2019	8,392,500
4,500,000	TAM Capital, Inc.	9.50%		01/29/2020	4,680,000
3,000,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	3,120,000
9,000,000	Telefonica Celular del Paraguay S.A.	6.75%	†	12/13/2022	9,360,000
1,000,000	Telemovil Finance Company Ltd.	8.00%		10/01/2017	1,062,500
20,000,000	Tenedora Nemak S.A. de C.V.	5.50%		02/28/2023	19,000,000
9,125,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	9,467,188
6,075,000	TV Azteca S.A.B. de C.V.	7.50%	†	05/25/2018	6,409,125
26,000,000	Vedanta Resources PLC	8.25%	†	06/07/2021	26,308,750
16,600,000	Vedanta Resources PLC	7.13%	^ †	05/31/2023	15,728,500
12,000,000	VimpelCom Holdings B.V.	7.50%	†	03/01/2022	12,450,000
20,000,000	VimpelCom Holdings B.V.	5.95%	†	02/13/2023	18,800,000
3,000,000	Vnesheconombank	6.80%		11/22/2025	3,210,000
9,345,000	Volcan Compania Minera S.A.	5.38%		02/02/2022	9,228,188
5,800,000	VTB Capital S.A.	6.95%		10/17/2022	5,916,000
40,700,000	VTB Capital S.A.	9.50%	#†	06/06/2023	43,040,250
Total Foreign Corporate Bonds (Cost $1,439,844,813)					1,371,532,020

Non-Agency Commercial Mortgage Backed Obligations - 5.5%
16,221,760	Banc of America Commercial Mortgage, Inc., Series 2006-5-AJ	5.48%		09/10/2047	13,513,594
17,090,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AJ	5.99%	#	06/15/2038	16,687,488
23,000,000	Extended Stay American Trust, Series 2013-ESHM-M	7.63%	^	12/05/2019	23,336,985
5,938,200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-JWMZ-M	6.19%	# ^	04/15/2018	6,047,463
23,490,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	22,494,928
19,068,000	Merrill Lynch/Countrywide Commercial Mortage Trust, Series 2006-1-B	5.77%	#	02/12/2039	15,626,226
10,000,000	Morgan Stanley Capital Trust, Series 2007-IQ13-AJ	5.44%		03/15/2044	8,723,570
20,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.12%	#	02/15/2051	18,986,480
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $134,264,901)					125,416,734

Non-Agency Residential Collateralized Mortgage Obligations - 10.4%
11,405,033	Banc of America Mortgage Securities, Inc., Series 2007-1-1A26	6.00%		03/25/2037	10,453,061
37,466,003	BCAP LLC Trust, Series 2007-AA2-2A2	6.00%	#	04/25/2037	33,117,810
7,835,668	BCAP LLC Trust, Series 2012-RR11-4A3	13.64%	#^	03/26/2037	5,989,681
10,896,010	BCAP LLC Trust, Series 2012-RR11-9A3	21.13%	#^	07/26/2037	10,158,333
23,984,345	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A9	6.00%		07/25/2036	20,070,831
11,069,085	Countrywide Alternative Loan Trust, Series 2005-J14-A8	5.50%		12/25/2035	9,554,680
7,162,332	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	6,085,515
7,237,411	Countrywide Home Loans, Series 2006-17-A2	6.00%		12/25/2036	6,499,807
11,168,006	Countrywide Home Loans, Series 2007-14-A1	5.00%		09/25/2037	9,873,684
10,580,110	CSMC Mortgage-Backed Trust, Series 2006-7-7A7	6.00%		08/25/2036	9,260,119
9,345,511	First Horizon Alternative Mortgage Securities, Series 2006-FA6-2A5	6.25%		11/25/2036	7,924,008
14,171,850	JP Morgan Resecuritization Trust, Series 2009-4-2A2	6.00%	^	07/26/2037	12,700,047
15,009,789	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	9,404,458
9,906,345	Residential Accredit Loans, Inc., Series 2006-QA8-A1	0.38%	#	09/25/2036	7,021,637
20,712,934	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3	0.46%	#	03/25/2036	14,540,376
20,252,844	Structured Asset Securities Corporation, Series 2005-15-3A1	5.16%	#	08/25/2035	19,927,249
8,289,300	TBW Mortgage-Backed Pass-Through Certificates, Series 2006-1-1A1	5.50%		04/25/2036	7,372,764
7,794,291	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	6.12%	#	03/20/2037	7,172,478
4,141,999	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	3,819,062
28,611,164	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	27,271,017
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $247,473,691)					238,216,617

US Corporate Bonds - 19.4%
15,000,000	Affinia Group, Inc.	7.75%	^ †	05/01/2021	15,187,500
15,000,000	Alere, Inc.	6.50%	^ †	06/15/2020	14,606,250
6,000,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	6,120,000
14,770,000	Ardagh Packaging Finance	7.00%	^ †	11/15/2020	14,271,513
5,000,000	Athlon Holidngs LP	7.38%	^ †	04/15/2021	4,950,000
350,000	Atlas Pipeline Partners LP	4.75%	^	11/15/2021	315,438
11,000,000	Audatex North America, Inc.	6.00%	^	06/15/2021	11,027,500
3,000,000	Berry Plastics Corporation	9.75%		01/15/2021	3,405,000
15,000,000	Chiquita Brands International, Inc.	7.88%	^ †	02/01/2021	15,750,000
15,000,000	Claires Stores, Inc.	7.75%	^ †	06/01/2020	14,587,500
10,164,000	CrownRock LP	7.13%	^ †	04/15/2021	10,011,540
15,000,000	Expo Event Transco, Inc.	9.00%	^ †	06/15/2021	14,887,500
15,000,000	Forest Oil Corporation	7.25%	†	06/15/2019	14,175,000
2,000,000	Frontier Communications Corporation	8.50%		04/15/2020	2,215,000
6,000,000	Gibson Energy, Inc.	6.75%	^	07/15/2021	6,015,000
14,425,000	Goodyear Tire & Rubber Company	7.00%	†	05/15/2022	14,857,750
5,000,000	Hexion Finance Corporation	6.63%	†	04/15/2020	5,012,500
6,000,000	Hexion Finance Corporation	6.63%	^ †	04/15/2020	6,015,000
15,000,000	IASIS Healthcare LLC	8.38%	†	05/15/2019	15,215,625
7,300,000	LBC Tank Terminals Holding B.V.	6.88%	^	05/15/2023	7,354,750
10,350,000	Legacy Reserves LP	6.63%	^ †	12/01/2021	9,987,750
15,000,000	Marina District Finance Corporation	9.88%	†	08/15/2018	15,675,000
2,668,000	Milacron LLC	7.75%	^	02/15/2021	2,674,670
15,000,000	Nuveen Investments, Inc.	9.50%	^ †	10/15/2020	15,000,000
8,490,000	Pantry, Inc.	8.38%		08/01/2020	9,158,588
15,000,000	Penn Birginia Resource Partners LP	6.50%	^ †	05/15/2021	14,475,000
20,000,000	Petrobras Global Finance B.V.	4.38%		05/20/2023	18,327,400
12,265,000	Regal Entertainment Group	5.75%	†	02/01/2025	11,713,075
15,000,000	Reynolds Group LLC	9.88%	†	08/15/2019	16,125,000
15,000,000	RR Donnelley & Sons Company	7.88%	†	03/15/2021	15,375,000
15,000,000	Safway Group Holding LLC	7.00%	^ †	05/15/2018	14,737,500
15,000,000	Select Medical Corporation	6.38%	^ †	06/01/2021	14,325,000
12,631,000	Seminole Hard Rock Entertainment, Inc.	5.88%	^ †	05/15/2021	12,275,753
1,000,000	Seven Generations Energy Ltd.	8.25%	^	05/15/2020	1,000,000
15,000,000	SLM Corporation	7.25%	†	01/25/2022	15,825,000
9,010,000	Southern Graphics, Inc.	8.38%	^ †	10/15/2020	9,325,350
5,000,000	Summit Midstream Holdings LLC	7.50%	^ †	07/01/2021	5,100,000
8,000,000	SUPERVALU, Inc.	6.75%	^ †	06/01/2021	7,480,000
1,350,000	Targa Resources Partners LP	4.25%	^	11/15/2023	1,211,625
13,000,000	US Coatings, Inc.	7.38%	^ †	05/01/2021	13,308,750
15,000,000	US Foods, Inc.	8.50%	†	06/30/2019	15,750,000
8,000,000	VPII Escrow Corporation	7.50%	^	07/15/2021	8,290,000
Total US Corporate Bonds (Cost $460,057,199)					443,120,827

US Government / Agency Mortgage Backed Obligations - 10.6%
33,097,631	Federal Home Loan Mortgage Corporation, Series 3631-SJ	6.05%	#I/F I/O	02/15/2040	5,136,709
57,326,793	Federal Home Loan Mortgage Corporation, Series 3770-SP	6.31%	#I/F I/O	11/15/2040	8,892,767
76,651,686	Federal Home Loan Mortgage Corporation, Series 3980-SX	6.31%	#I/F I/O	01/15/2042	15,009,895
11,689,863	Federal Home Loan Mortgage Corporation, Series 4203-US	5.71%	#I/F	05/15/2033	10,677,090
20,000,000	Federal Home Loan Mortgage Corporation, Series 4212-NS	5.17%	#I/F	06/15/2043	16,124,000
17,163,356	Federal National Mortgage Association, Series 2006-83-SH	6.37%	#I/F I/O	09/25/2036	3,015,233
29,859,965	Federal National Mortgage Association, Series 2007-22-S	6.56%	#I/F I/O	03/25/2037	4,817,747
59,099,962	Federal National Mortgage Association, Series 2010-123-SK	5.86%	#I/F I/O	11/25/2040	11,426,812
7,248,361	Federal National Mortgage Association, Series 2012-140-SC	7.54%	#I/F	12/25/2042	7,347,547
77,529,602	Federal National Mortgage Association, Series 2012-52-PS	6.39%	#I/F I/O	05/25/2042	16,052,985
26,982,792	Federal National Mortgage Association, Series 2013-55-US	5.71%	#I/F	06/25/2043	24,105,280
61,903,321	Federal National Mortgage Association, Series 2013-58-KS	5.64%	#I/F	06/25/2043	54,795,891
29,856,273	Federal National Mortgage Association, Series 2013-58-SC	5.71%	#I/F	06/25/2043	26,539,104
42,367,492	Federal National Mortgage Association, Series 2013-64-SH	5.71%	#I/F	06/25/2043	37,848,033
Total US Government / Agency Mortgage Backed Obligations (Cost $253,382,067)					241,789,093

Bank Loan Obligations - 8.9%
9,709,500	AI Chem & Cy SCA, Senior Secured 2nd Lien Term Loan	8.25%	#	03/20/2020	9,758,047
8,000,000	Allflex Holdings, Inc., Senior Secured 2nd Lien Term Loan	8.00%	#	06/07/2021	8,035,040
2,493,750	American Renal Holdings, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B-DD	4.50%	#	08/20/2019	2,479,735
7,525,000	American Renal Holdings, Inc., Senior Secured 2nd Lien Delayed-Draw Term Loan, Tranche DD	8.50%	#	02/14/2020	7,531,246
4,000,000	Arysta Lifescience LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	05/29/2020	3,967,520
6,000,000	Arysta Lifescience LLC, Guarnateed Secured 2nd Lien Term Loan	8.25%	#	11/20/2020	5,925,000
9,975,000	BBTS Borrower LP, Guarnateed Senior Secured 1st Lien Term Loan, Trache B	7.75%	#	06/04/2019	9,937,594
8,500,000	Berlin Packaging LLC, Secured 2nd Lien Term Loan	8.75%	#	03/31/2020	8,585,000
2,000,000	Brock Holdings, Inc., Secured 2nd Lien Term Loan	10.00%	#	03/16/2018	2,035,000
10,000,000	Capital Automotive LP, Guaranteed Senior Secured 2nd Lien Term Loan	6.00%	#	04/30/2020	10,100,000
3,000,000	Carestream Health, Inc. Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/07/2019	2,972,340
6,923,077	Clondalkin Acquisition B.V., Senior Secured 1st Lien Term Loan	5.75%	#	05/28/2020	6,940,385
2,000,000	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	05/22/2020	1,986,260
2,500,000	Emerald Expositions Holding, Inc., Senior Secured 1st Lien Term Loan	5.50%	#	06/30/2020	2,496,875
1,000,000	Four Seasons Holdings, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.25%	#	12/24/2020	1,012,500
1,154,000	Graton Economic Development Authority, Senior Secured 1st Lien Term Loan, Tranche B	9.00%	#	08/14/2018	1,204,972
4,000,000	Ion Trading Technologies Ltd., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/22/2020	3,988,320
6,000,000	Ion Trading Technologies Ltd., Senior Secured 2nd Lien Term Loan, Tranche B	8.25%	#	05/21/2021	6,007,500
10,000,000	KIK Custom Products, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	04/29/2019	9,775,000
9,000,000	Learning Care Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	05/08/2019	8,983,171
3,800,000	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	07/01/2020	3,792,096
10,000,000	Nuveen Investments, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.50%	#	02/28/2019	9,904,150
10,000,000	Performance Food Group, Inc., Senior Secured 2nd Lien Term Loan	6.25%	#	11/14/2019	9,950,000
3,000,000	Polyconcept Finance BV, Senior Secured 1st Lien Term Loan	7.00%	#	06/27/2019	2,945,400
8,000,000	Ranpak Corporation, Guaranteed Secured 2nd Lien Term Loan	8.50%	#	03/27/2020	8,080,000
9,978,614	SUPERVALU, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/21/2019	9,934,958
9,975,000	Teine Energy Ltd., Senior Secured 2nd Lien Term Loan	7.50%	#	05/17/2019	9,900,188
2,981,481	TNS, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	02/14/2020	2,998,878
2,550,000	TNS, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	9.00%	#	08/14/2020	2,576,571
8,897,111	Total Safety, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/13/2020	8,952,718
9,000,000	Tower Automotive Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	04/23/2020	9,095,670
10,000,000	Wildhorse Resources LLC, Senior Secured 2nd Lien Term Loan	7.50%	#	12/13/2018	10,049,999
Total Bank Loan Obligations (Cost $203,269,066)					201,902,133
Structured Notes - 8.5%
50,000,000	JP Morgan Chase & Company	5.00%	&	07/22/2013	48,865,000
50,000,000	JP Morgan Chase & Company	5.00%	&	08/22/2013	48,889,999
50,000,000	JP Morgan Chase & Company	5.00%	&	09/25/2013	47,540,000
50,000,000	JP Morgan Chase & Company	5.00%	&	09/25/2013	47,460,000
Total Structured Notes (Cost $200,000,000)					192,754,999

Short Term Investments - 1.3%
29,848,235	BlackRock Liquidity Funds FedFund Portfolio	0.01%	♦		29,848,235
Total Short Term Investments (Cost $29,848,235)					29,848,235

Total Investments - 128.6% (Cost $3,058,665,763)					2,932,819,161
Liabilities in Excess of Other Assets - (28.6)%					(652,165,143)
NET ASSETS - 100.0%					$2,280,654,018

#	Variable rate security. Rate disclosed as of June 30, 2013.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2013, the value of these securities amounted to $583,925,722 or 25.6% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
♦	Seven-day yield as of June 30, 2013
†	All or partial amount segregated for the benefit of the counterparty as collateral for line of credit.
&
Security whose performance, including redemption at maturity, is linked to an underlying reference instrument. The investment is subject to the credit risk of the issuing financial institution (JP Morgan Chase & Company) in addition to the risks associated with the underlying reference instrument.

Industry Breakdown as a % of Net Assets:

Banking	16.4%
US Government / Agency Mortgage Backed Obligations	10.6%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Structured Notes	8.5%
Oil and Gas	6.9%
Telecommunications	5.7%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Consumer Products	4.3%
Automotive	4.2%
Mining	4.2%
Retail	4.2%
Collateralized Loan Obligations	3.9%
Transportation	3.3%
Chemicals/Plastics	3.1%
Business Equipment and Services	3.0%
Utilities	2.9%
Hotels/Motels/Inns and Casinos	2.7%
Conglomerates	2.6%
Health Care	2.5%
Steel	2.5%
Building and Development	2.4%
Construction	2.3%
Financial Intermediaries	1.9%
Finance	1.7%
Food Products	1.5%
Short Term Investments	1.3%
Cosmetics/Toiletries	1.1%
Energy	1.0%
Pulp & Paper	1.0%
Beverage and Tobacco	0.9%
Media	0.9%
Software	0.9%
Food/Drug Retailers	0.8%
Packaging	0.8%
Real Estate	0.8%
Containers and Glass Products	0.7%
Pharmaceuticals	0.4%
Electronics/Electric	0.3%
Gas	0.3%
Leisure	0.1%
Machinery and Tools	0.1%
Industrial	0.0%
Other Assets and Liabilities	-28.6%
100.0%

Country Breakdown as a % of Net Assets:

United States	68.5%
Russia	12.6%
Brazil	10.0%
Mexico	7.9%
Colombia	7.0%
Peru	5.6%
Chile	3.8%
Dominican Republic	3.1%
China	2.3%
Jamaica	1.9%
India	1.8%
Guatemala	0.8%
Costa Rica	0.7%
El Salvador	0.7%
Hungary	0.6%
Paraguay	0.6%
Luxembourg	0.4%
Singapore	0.2%
Croatia	0.1%
Other Assets and Liabilities	-28.6%
100.0%

Credit Default Swaps - Sell Protection(a)

Reference Entity	Counterparty	Notional Amount(b)	Termination Date	Unrealized Appreciation (Depreciation) $
Markit CDX North America High Yield Index Series 20	Bank of America, N.A.	250,000,000	06/20/2018	$(8,218,592)

(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund may typically (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
The notional amount typically represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular credit default swap agreement.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Tax Cost of Investments	$3,058,665,763
Gross Tax Unrealized Appreciation	14,777,290
Gross Tax Unrealized Depreciation	(140,623,892)
Net Tax Unrealized Appreciation (Depreciation)	$(125,846,602)

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

Summary of Fair Value Disclosure June 30, 2013 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds and notes of government and government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loan obligations	Quotations from dealers and trading systems

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2013, the Fund did not hold any investments in private investment funds.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of broker dealer quotations or pricing service valuations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.  Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of June 30, 2013, the Fund did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of June 30, 20131:

Category
Investments in Securities
Level 1
Money Market Funds	$29,848,235
Total Level 1	29,848,235
Level 2
Foreign Corporate Bonds	1,371,532,020
US Corporate Bonds	443,120,827
US Government / Agency Mortgage Backed Obligations	241,789,093
Non-Agency Residential Collateralized Mortgage Obligations	209,368,556
Bank Loan Obligations	201,902,133
Structured Notes	192,754,999
Non-Agency Commercial Mortgage Backed Obligations	125,416,734
Collateralized Loan Obligations	88,238,503
Total Level 2	2,874,122,865
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	28,848,061
Total Level 3	28,848,061
Total	2,932,819,161
Other Financial Instruments
Level 1	-
Level 2
Credit Default Swaps	(8,218,592)
Total Level 2	(8,218,592)
Level 3	-
Total	(8,218,592)
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1, 2, and 3 during the period ended June 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date  August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date August 28, 2013

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date August 28, 2013